Other investments - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other investments
FVPL	$ 20	$ 23	$ 16
FVOCI	1,530	1,056	1,168
Level 1
Other investments
FVPL	20	13	16
FVOCI	1,217	880	1,064
Level 3
Other investments
FVPL		10
FVOCI	$ 313	$ 176	$ 104